Consolidated Statements of Financial Position ₪ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
CURRENT ASSETS:
Cash and cash equivalents	$ 1,280,121	$ 507,799
Short-term deposits	372	55,401
Trade receivables, (net from expected credit losses of $14,942 and $18,106 as of December 31, 2025 and 2024, respectively)	774,471	803,235
Prepaid expenses and other accounts receivable	80,604	89,882
Inventories	30,249	30,728
Total current assets	2,165,817	1,487,045
NON-CURRENT ASSETS:
Long-term investments and receivables	50,126	49,928	[1]
Financial assets measured at fair value through profit or loss	304,549	4,701	[1]
Investments in companies accounted for at equity	48,908	39,196
Property, plant and equipment, net	47,614	51,795
Right-of-use assets	145,462	156,225
Deferred taxes	26,915	33,850
Intangible assets, net	147,621	217,076
Goodwill	646,243	975,080
Total non-current assets	1,417,438	1,527,851
Total assets	3,583,255	3,014,896
CURRENT LIABILITIES:
Loans from banks and others	177,899	141,782
Debentures	76,696	86,782
Current maturities of lease liabilities	42,899	45,240
Trade payables	368,319	296,211
Deferred revenues	157,545	173,959
Employees and payroll accrual	235,705	234,845
Other accounts payable	195,817	98,046
Dividend payable	7,886
Liabilities in respect of business combinations	6,359	9,191
Put options of non-controlling interests	61,206	52,420
Total current liabilities	1,330,331	1,138,476
LONG-TERM LIABILITIES:
Loans from banks and others	68,309	62,733
Debentures	118,656	188,090
Lease liabilities	107,805	119,586
Other long-term liabilities	54	11,708
Deferred taxes	83,426	42,894
Deferred revenues	16,457	12,522
Liabilities in respect of business combinations	13,291	8,751
Put options of non-controlling interests	61,577	30,553
Employee benefit liabilities	5,547	10,238
Total long-term liabilities	475,122	487,075
COMMITMENTS AND CONTINGENCIES
Share capital:
Ordinary shares of NIS 1 par value - Authorized: 25,000,000 shares as of December 31, 2025 and 2024; Issued: 15,901,287 shares as of December 31, 2025 and 2024; Outstanding: 15,332,667 shares as of December 31, 2025 and 2024.	4,351	4,351
Additional paid-in capital	166,241	152,652
Retained earnings	1,105,586	536,014
Accumulated other comprehensive income	77,344	(13,420)
Treasury shares (568,620 shares as of December 31, 2025 and 2024)	(259)	(259)
Total equity attributable to Formula Systems (1985) Ltd. shareholders	1,353,263	679,338
Non-controlling interests	424,539	710,007
Total equity	1,777,802	1,389,345
Total liabilities and equity	$ 3,583,255	$ 3,014,896

[1]	Reclassified